Note 20 - Subsequent Events (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 20, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Dividends, Per Share, Declared			$ 2.7	$ 2.4	$ 2
Payments for Vessels Under Construction			$ 74,450,202	$ 173,719,072	$ 111,475,509
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared		$ 0.75
Subsequent Event [Member] | M/V Danai and M/v Neni P [Member]
Payments for Vessels Under Construction	$ 9,270,000